UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23686

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of principal executive offices)(Zip code)

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copy to:	Copy to:
Brian M. Kaplowitz -------------------------- Brian M. Kaplowitz Sidley Austin LLP 787 Seventh Avenue New York, NY 10019

Alexandre-Cyril Manz

---------------------------------------

Alexandre-Cyril Manz

UBS Financial Services Incorporated of Puerto Rico

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

Registrant’s telephone number, including area code: (787) 250-3600

Date of fiscal year end:  December 31

Date of reporting period: January 31, 2021 through June 30, 2021

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC. 2021 SEMI-ANNUAL REPORT

Beginning on January 1, 2022, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

LETTER TO SHAREHOLDERS

Dear Shareholders:

The U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (formerly known as U.S. Municipal & Income Fund, Inc. and hereinafter referred to as the “Fund”) is pleased to present the Letter to Shareholders for period from January 1, 2021 to June 30, 2021.

The evolution of the Coronavirus (otherwise known as “COVID-19”, as it has been named by the World Health Organization) pandemic shaped the events of the six- month period. The virus originated in China in 2019 and by early March 2020 had caused major disruptions to the world economies.

As the effects of the COVID-19 pandemic spread across the world, many countries instituted sweeping policies to contain its deadly effects. Borders were closed, travel severely curtailed and mandatory quarantines declared for large segments of the population. In the United States, the Federal Reserve (“Fed”) responded by lowering interest rates and providing liquidity to financial markets.

Initially, equity markets had negative responses to the COVID-19 pandemic, with U.S. major equity indices experiencing historical drops of more than 30% in a matter of days. It was the fastest decrease ever and the largest since the Great Depression of 1929. To compound matters, decreasing global demand and a price war between Russia and Saudi Arabia sent the price of oil plunging to its lowest price in decades; oil related securities traded at their lowest prices ever.

As the economy continued to recover, the stock market rebounded from the record lows of March 2020. However, performance was mixed, sectors like technology and health care rebounded well, with some companies reaching record highs, and other sectors such as retail, airlines, cruise lines, and energy, among others, remained under pressure. By the Fund’s period-end in June 2021, the major indices continued to improve and were trading at or near their all-time highs.

Mr. Joseph Biden took office as President of the United States and Mr. Pedro Pierluisi as governor of Puerto Rico, both in January 2021. The Biden administration increased the resources and speed of vaccination with the three vaccines that have been approved. While the expectation is that a majority of the U.S. and P.R. population could be vaccinated by the third quarter of 2021, the pace of vaccination among states is very uneven. The new and more contagious Delta variant has also caused many countries to re-assess the pace of the re-opening of the full economy. In Puerto Rico, Governor Pierluisi lifted most restrictions on economic activity. The use of masks in closed spaces remains in effect. Executive orders requiring vaccination of public employees and selected industries, such as food and health care were also issued.

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The Fed maintained interest rates at 0.00% to 0.25% at its June 16, 2021, meeting. Although, the Committee cited progress on vaccinations, significant differences in vaccination rates among states persist. The Fed expects continued progress, but risks to the economic outlook remain. The debate on the recent elevated inflation readings centers on whether they are transitory pandemic related supply disruptions or represent a permanent shift in inflation expectations. The central tendency projections of the Fed Board Members released after the meeting suggest the view that they are mostly transitory. On June 30, 2021, the yield on the ten-year U.S Treasury Notes was 1.45% versus 0.93% at the beginning of the period.

Under the current volatile market conditions, the Investment Adviser reconfirms its commitment to providing professional asset management services to the Fund.

Sincerely,

Leslie Highley Jr.

Managing Director for the

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of

Puerto Rico, as Investment Adviser

2

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

REGISTRATION UNDER THE INVESTMENT COMPANIES ACT OF 1940

The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Companies Act of 1940, as amended (the “1940 Act”), as of May 14, 2021.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Funds registration under the 1940 Act, it must now register its future offerings of securities under the U.S. Securities Act of 1933, as amended, absent any available exception. In connection with the process required for registration of the Funds securities, it was required to change its corporate name and implement certain operational changes including, without limitation, a reduction in the types and/or amount of leverage, as well as a prohibition against engaging in principal transactions with affiliates. The Fund also suspended its current offerings of securities and shares, pending its registration under the U.S. Securities Act of 1933, as amended, absent an applicable exception.

FUND PERFORMANCE*

During the period from January 1, 2021, to June 30, 2021, the fund experienced a total return of 0.69%. Past performance is not predictive of future results. This compares to a return of -0.57% of the Bloomberg Barclays Build America Bonds (I21268 Index) and to a return of -0.13% of the ICE BofA Build America Bond Index. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

During the period from January 1, 2021 to June 30, 2021 the dividend yield, computed over the original investment of $10 per share was 2.78%. The Fund seeks to pay monthly dividends out of its net investment income. To permit the Fund to maintain a more stable monthly dividend, the Fund may pay dividends that are more or less than the amount of income earned. During the six-month period, the monthly dividends exceeded the income by $0.06. That income was paid from income earned in prior periods. There was no return of capital during the period. The basis of the distributions is the Fund’s net investment income for tax purposes. See Footnote 10 for a reconciliation of book and tax income.

*	The following discussion contains financial terms that are defined in the attached Glossary of Fund Terms.

3

At June 30, 2021, the net asset value (“NAV”) was $12.04, down $0.16 from the $12.20 at the beginning of the period. The decrease is broken down in $0.10 decrease in the valuation of the portfolio (discussed below) and the $0.06 distribution of prior period income discussed above.

The Fund’s investment portfolio is comprised of various security classes. UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico, is the Fund’s Investment Adviser and directly manages the Puerto Rico taxable securities portion. Nuveen Asset Management, LLC is the Fund’s sub-investment adviser and manages the U.S. municipal securities portion. Both advisers consider numerous characteristics of each asset class, in an effort to meet the Fund’s investment objective. Some of the securities in which the Fund has invested have call dates that vary from seven (7) to ten (10) years (at the time of purchase). The majority of the securities owned by the Fund are long-dated U.S. municipal securities. The call dates and final maturities of the Fund’s portfolio are included in the Schedule of Investments which forms part of the accompanying financial statements.

Figure 1 below reflects the breakdown of the investment portfolio as of June 30, 2021. For details of the security categories below, please refer to the enclosed Schedule of Investments.

The 20% Puerto Rico investment portfolio is divided between the Autopistas Metropolitanas bonds and U.S. Agency Mortgage-Backed Securities. A portion of the Autopistas Metropolitanas was sold to reduce the leverage of the fund below 33%. During the period the market value decreased in relation to the increase in the yield of the 10-year U.S. Treasury Note.

The 80% U.S. portfolio continued to be invested in Build America and Taxable Municipal bonds. Many of these long-dated bonds have make-whole call provisions; the rest have call protections ranging from 2022 to 2030. Some municipal bonds were also sold to reduce the leverage. The reduction in leverage

4

consisted of paying off the outstanding repos. At June 30, 2021, the outstanding leverage consisted of short-term borrowings from a financial institution. The valuation of the remaining portfolio also decreased in relation to the yield of the 10- year Note.

The duration of the portfolio continues to be managed with Ultra Long U.S. Treasury Bond futures contracts. At year-end the Fund had 44 contracts expiring in September 2021 with a notional amount of approximately $8.1 million.

The Fed maintained short term rates at 0.00%-0.25% during the entire fiscal year. Long term interest rates, on the other hand, increased gradually as the market reacted to the continuing positive economic news. The yield of the 10-year note increased from 0.66% to 1.45%, while the yield of the 2-year note increased from 0.16% to 0.25%. Thus, the yield curve steepened 0.20% during the year. The gradual increase in the yield of the 10-year was responsible for the decrease in the valuation of the U.S. Agency portfolio.

FUND HOLDINGS SUMMARIES

The following tables show the allocation of the portfolio using various metrics as of the end of the period. It should not be construed as a measure of performance for the Fund itself. The portfolio is actively managed, and holdings are subject to change.

Portfolio Composition (% of Total Portfolio)		Geographic Allocation (% of Total Portfolio)
Corporate	8.61%	Puerto Rico	18.12%
Mortgage-Backed Securities	9.51%	U.S.	81.88%

Build American Bonds	49.05%	Total	100%
U.S. Municipals	32.83%

Total	100%

The following table shows the ratings of the Fund’s security portfolio as of June 30, 2021. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”). Ratings are subject to change.

(% of Total Portfolio)

Rating	Percent
AAA	11.91%
AA	45.79%
A	22.41%
BBB	18.31%
Below BBB	1.59%

Total	100.00%

5

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors. The views expressed herein are those of the portfolio manager as of the date of this report. The Fund disclaims any obligations to update publicly the views expressed herein.

6

FUND LEVERAGE

THE BENEFITS AND RISKS OF LEVERAGE

As its fundamental policy, the Fund may not (i) issue senior securities, as defined in the Investment Company Act, except to the extent permitted under the Investment Company Act and except as otherwise described in the prospectus, or (ii) borrow money from banks or other entities, in excess of 33 1/3% of its total assets (including the amount of borrowings and debt securities issued); except that, the Fund may borrow from banks or other financial institutions for temporary or emergency purposes (including, among others, financing repurchases of the Notes and tender offers), in an amount of up to an additional 5% of its total assets.

Leverage can produce additional income when the income derived from investments financed with borrowed funds exceeds the cost of such borrowed funds. In such an event, the Fund’s net income will be greater than it would be without leverage. On the other hand, if the income derived from securities purchased with borrowed funds is not sufficient to cover the cost of such funds, the Fund’s net income will be less than it would be without leverage.

To obtain leverage, the Fund has a $35 million line of credit with Societe Generale, a French multinational banking and financial services company. Societe Generale has obtained a security interest on the pledged collateral that consists of U.S. municipal bonds. Typically, the Fund borrows for approximately 30-90 days; the borrowing rate variable and based of short-term rates.

As of June 30, 2021, the Fund had the following leverage outstanding:

Borrowings under the Line of Credit	$30,700,000
Leverage Ratio	24.88%

Refer to Footnote D of the Schedule of Investments for a detail of the pledged securities and to Note 7 to the Financial Statements for further details on the line of credit during the period.

7

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U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

FINANCIAL HIGHLIGHTS

			For the period from January 1, 2021 to June 30, 2021 (Unaudited)

Increase (Decrease) in Net Asset Value:

Per Share Operating Performance: (a)
		Net asset value, beginning of period	$12.20
		Net investment income	0.22
		Net realized loss and unrealized appreciation (depreciation) from investments	(0.10)
		Total from investment operations	0.12
		Less: Dividends from net investment income to common shareholders	(0.28)
		Net asset value, end of period	$12.04

Total Investment Return: (b)
		Based on net asset value per share *	0.69%

Ratios:
	(c) (d) (e)	Net expenses to average net assets - net of waived fees and reimbursed expenses	2.07%
	(c) (d) (e)	Gross expenses to average net assets	2.68%
	(c) (e)	Gross operating expenses to average net assets applicable to common shareholders	2.12%
	(c)	Interest and leverage related expenses to average net assets applicable to common shareholders	0.56%
	(c) (e)	Gross net investment income to average net assets	3.23%
	(c) (e)	Net investment income to average net assets - net of waived fees and reimbursed expenses	3.84%

Supplemental Data:
		Net assets, end of period (in thousands)	$92,410
	(f)	Portfolio turnover	6.72%
	(f)	Portfolio turnover excluding the proceeds from calls of portfolio securities and the proceeds from mortgage-backed securities paydowns	6.72%

	*	Total investment return excludes the effects of sales loads.

	(a)	Based on average outstanding shares of 7,456,118 for the period from January 1, 2021 to June 30, 2021.

	(b)	Dividends are assumed to be reinvested at the per share net asset value on the ex-dividend date. Investment return is not annualized for the period from January 1, 2021 to June 30, 2021.

	(c)	Based on average net assets of $88,210,645 for the period from January 1, 2021 to June 30, 2021. Ratios for the period from January 1, 2021 to June 30, 2021 were annualized using a 365 day base.

	(d)	Expenses include both operating and leverage related expenses.

	(e)	The effect of the expenses waived for the period from January 1, 2021 to June 30, 2021 was to decrease the expense ratios, thus increasing the net investment income ratio to average net assets by 0.61%.

	(f)	Portfolio turnover is not annualized for the period from January 1, 2021 to June 30, 2021.

The accompanying notes are an integral part of these financial statements.

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	June 30, 2021 (Unaudited)

Face Amount				Issuer	Coupon	Maturity Date	Value

Puerto Rico Taxable Obligations - 11.20% of net assets applicable to common shareholders, total cost of $10,758,000

$10,758,000	C			Autopistas Metropolitanas de Puerto Rico, 144A security	6.75%	06/30/35	$10,345,786

Principal Outstanding Amount

Puerto Rico GNMA Taxable - 3.65% of net assets applicable to common shareholders, total cost of $3,224,590

$3,196,166	A			GNMA Pool 693267	5.60%	04/15/37	$3,370,300

Puerto Rico FNMA Taxable - 8.73% of net assets applicable to common shareholders, total cost of $7,496,458

$1,014,109				FNMA Pool AP1207	3.50%	02/01/43	$1,099,740
1,927,960				FNMA Pool AR5155	3.50%	04/01/43	2,090,817
1,428,340				FNMA Pool AV7070	3.00%	06/01/45	1,523,056
202,141				FNMA Pool 850032	5.50%	05/01/36	232,479
2,877,135				FNMA Pool AR5162	3.50%	05/01/43	3,120,161
$7,449,685	B						$8,066,253

Face Amount

US Municipals - 105.26% of net assets applicable to common shareholders, total cost of $85,587,782

$630,000	F	E	D	Alameda County Joint Powers Authority	7.05%	12/01/44	$1,021,088
1,000,000	F	E		Bay Area Toll Authority	7.04%	04/01/50	1,735,679
1,000,000	F	E		Bay Area Toll Authority	3.55%	04/01/54	1,046,893
1,000,000		E	D	California State General Obligation	7.63%	03/01/40	1,684,544
1,000,000	F		D	California Statewide Communities Development Authoriy	4.82%	08/01/45	1,086,494
1,705,000	F	E	D	Chicago O’Hare International Airport	6.40%	01/01/40	2,563,686
750,000	F	E	D	Chicago Transportation Authority	6.20%	12/01/40	1,037,874
250,000	F		D	Chicago Transit Authority	3.91%	12/01/40	281,721
575,000	F	E	D	Chicago Wastewater Transmission	6.90%	01/01/40	818,120
1,685,000	F	E	D	Colorado Bridge Enterprise	6.08%	12/01/40	2,390,523
1,000,000	F	E	D	Dallas Convention Center Hotel Development Corp.	7.09%	01/01/42	1,396,460
1,000,000	F		D	Escambia County Health Facilities Authority	3.61%	08/15/40	1,025,449
1,440,000	F		D	Foothill Eastern Transportation Corridor Agency	4.09%	01/15/49	1,524,427
1,000,000	F			Grand Parkway Transportation Corp.	3.24%	10/01/52	1,022,492
1,000,000	F		D	Idaho Health Facilities Authority	5.02%	03/01/48	1,272,756
2,370,000	F	E	D	Illinois State Toll Highway Authority	6.18%	01/01/34	3,297,431
1,000,000	F	E	D	Indianapolis Public Improvement Bond Bank	6.12%	01/15/40	1,417,051
250,000			D	Inglewood California Taxable Pension Obligation	4.35%	09/01/47	268,391
285,000	F		D	Kentucky County Airport	4.69%	01/01/49	309,914
1,000,000	F		D	Kentucky Economic Development Finance Authority	4.31%	12/01/35	1,108,016
1,000,000	F	E	D	Los Angeles California Department of Water and Power	6.01%	07/01/39	1,369,167
315,000	F	E	D	Los Angeles County Public Works Financing Authority	7.62%	08/01/40	512,502
1,285,000	F	E	D	Los Angeles County Public Works Financing Authority	7.49%	08/01/33	1,781,889
1,000,000	F			Louisiana Local Government Environmental Facilities	2.59%	02/01/43	968,532
1,840,000	F	E	D	Louisville & Jefferson County Metropolitan Sewer District	6.25%	05/15/43	2,819,408
375,000	F			Maryland Economic Development Corp.	4.13%	06/01/29	394,871
150,000	F			Maryland Economic Development Corp.	4.25%	06/01/31	157,074
1,250,000	F	E	D	Metropolitan Transportation Authority	7.34%	11/15/39	2,031,719
1,120,000	F	E	D	Metropolitan Transportation Authority	6.81%	11/15/40	1,641,612
1,710,000	F		D	Miami- Dade County Florida	4.28%	10/01/41	1,904,053
1,070,000	F		D	Michigan Finance Authority	3.27%	06/01/39	1,132,917
1,500,000	F			Michigan State University	4.50%	08/15/48	1,730,525
2,252,000	F	E		Municipal Electric Authority of Georgia	7.06%	04/01/57	3,329,591
1,250,000	F	E		New Jersey Turnpike Authority	7.10%	01/01/41	2,000,040
600,000	F		D	New Jersey State Education	3.84%	09/01/36	646,667
1,000,000		E	D	New York General Obligations Bonds	5.99%	12/01/36	1,356,471
1,150,000	F			New York City Industrial Development Agency	6.03%	01/01/46	1,604,987
1,770,000	F	E		New York City Transitional Finance Authority Building Aid Revenue	6.83%	07/15/40	2,551,108
1,000,000	F	E		New York City Transitional Finance Authority	5.77%	08/01/36	1,286,021
1,680,000	F			New York City Transitional Finance Authority	2.05%	08/01/36	1,599,244
1,000,000	F		D	New York Dormitory Authority	4.95%	08/01/48	1,144,463
1,000,000	F			New York Transportation and Development Corp.	3.67%	07/01/30	994,551
500,000	F	E		New York City Water and Sewer	5.44%	06/15/43	736,792
500,000	F	E	D	New York Urban Development Corp.	5.77%	03/15/39	623,777
1,000,000		E	D	North Las Vegas General Obligation	6.57%	06/01/40	1,380,265
1,000,000	F	E	D	North Texas Tollway Authority	6.72%	01/01/49	1,651,406
1,000,000	F	E	D	Northern California Power Agency Bond	7.31%	06/01/40	1,491,646
500,000	F			Oklahoma State Development Finance Authority	5.45%	08/15/28	596,518
1,210,000	F	E	D	Pennsylvania Turnpike Commission	5.56%	12/01/49	1,816,163
1,250,000	F		D	Port Authority of New York & New Jersey	5.65%	11/01/40	1,761,301
1,000,000	F		D	Port Authority of New York & New Jersey	4.82%	06/01/45	1,131,029
1,200,000	F		D	Port of Portland	4.06%	07/01/39	1,296,024
925,000	F	E		Public Power Generation Agency Bond	7.24%	01/01/41	1,344,030
1,565,000	F	E	D	Rutgers The State University of New Jersey	5.67%	05/01/40	2,135,973
1,160,000	F	E	D	Sacramento Municipal Utility District	6.16%	05/15/36	1,618,673
1,500,000	F		D	San Antonio Customer Facilities Charge	5.67%	07/01/35	1,657,131
1,140,000	F			San Francisco City & County Redevelopment Agency	8.41%	08/01/39	1,909,107
550,000	F		D	Santa Clara Valley Water District	4.35%	06/01/46	603,718
1,000,000	F			Saint Lucie County	4.07%	11/01/47	1,088,747
750,000	F		D	Spartanburg Regional Health Services District	4.23%	04/15/38	869,570
1,000,000	F		D	Spartanburg Regional Health Services District	3.55%	04/15/50	1,060,422
1,000,000	F		D	Tarrant County Cultural Education Facilities Finance Corp.	3.42%	09/01/50	1,022,749
1,715,000	F		D	Texas Private Activity Bond	3.92%	12/31/49	1,910,570
1,815,000	F		D	Tobacco Settlement Financing Corp.	6.71%	06/01/46	1,906,621
1,785,000	F	E	D	University of California	5.95%	05/15/45	2,527,042
2,070,000	F	E	D	Utah Transit Authority	5.94%	06/15/39	2,992,729
2,000,000	F	E	D	Washington State Convention Center Public Facilities District	6.79%	07/01/40	2,614,806
240,000	F			Wisconsin Center District	4.17%	12/15/50	259,672
$74,632,000							$97,272,902

The accompanying notes are an integral part of these financial statements.

U.S. MONTHLY INCOME FUND FOR PUERTORICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	June 30, 2021 (Unaudited)

US Municipals Zero Coupon - 1.27% of net assets applicable to common shareholders, total cost of $808,646

$1,595,000	F	Alameda Corridor Transportation Authority	0.00%	10/01/31	$1,175,561

Total investments (130.11% of net assets)					$120,230,802
Other assets less liabilities (-30.11% of net assets)					(27,820,917)
Net assets applicable to common shareholders - 100%					$92,409,885

Purchased		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Depreciation

Futures Contracts - total cost of $8,130,715

44 Contracts		Ultra Long Term U.S. Treasury Bond Futures	09/21/21	$8,453,500	$(322,785)

 The underlying notional amount at value of futures purchased is 9.15% of net assets applicable to common shareholders

A

GNMA - represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. It is a project loan with monthly principal amortizations, and is callable at the option of the mortgages on the date shown. As a result, the average life may be substantially less than the original maturity.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C	Private Placement under rule 144A.

D	A portion or all of the security has been pledged as collateral for line of credit.

E	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.

F	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

The accompanying notes are an integral part of these financial statements.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

STATEMENT OF ASSETS AND LIABILITIES	June 30, 2021 (Unaudited)

Assets:
	Investments in securities:
	Securities pledged as collateral on line of credit, at value, which has the right to be repledged (identified cost - $53,056,839)		$60,377,505
	Other securities, at value (identified cost - $54,818,637)		59,853,297
	Cash		1,083,498
	Cash restricted for futures contracts		984,035
	Interest receivable		1,247,700
	Receivable for operating expenses to be reimbursed		103,421
	Prepaid expenses and other assets		63,345

	Total assets		123,712,801

Liabilities:
	Line of credit		30,700,000
	Redemption payable		28,024
	Due to broker		303,535
	Variation margin payable		19,250
	Directors fees payable		5,966
	Payables:
	Interest and leverage expenses	723
	Investment advisory fees	50,402
	Distribution and service fees	18,824
	Administration fee	15,121	85,070

	Accrued expenses and other liabilities		161,071

	Total liabilities		31,302,916

Net Assets Applicable to Common Shareholders:			$92,409,885

Net Assets Applicable to Common Shareholders consist of:
	Paid-in-Capital ($0.01 par value, 88,000,000 shares authorized, 7,675,770 shares issued and outstanding)		$76,554,453
	Total Distributable Earnings (Accumulated Loss)		15,855,432

	Net assets applicable to common shareholders		$92,409,885

	Shares outstanding at end of period		7,675,770

	Net asset value per share		$12.04

The accompanying notes are an integral part of these financial statements.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

STATEMENT OF OPERATIONS

For the period from January 1, 2021 to June 30, 2021 (Unaudited)

Investment Income:
	Interest	$2,574,078

Expenses:
	Interest and leverage related expenses	247,225
	Investment advisory fees	493,526
	Administration fees	98,546
	Distribution and service fees	109,226
	Custodian fees	9,521
	Sub transfer agent fees	5,455
	Professional fees	91,294
	Directors’ fees and expenses	14,017
	Insurance expense	52,412
	Other	46,181

	Total expenses	1,167,403
	Waived investment advisory fees and reimbursable expenses	(263,394)

	Net expenses after waived fees by investment adviser and reimbursable expenses	904,009

Net Investment Income:
1,670,069

Realized Gain and Unrealized Appreciation (Depreciation) on Investments and Future Contracts:
	Net realized gain on investments	1,326,280
	Net realized gain on futures contracts	1,845,697
	Change in unrealized appreciation (depreciation) on investments	(3,592,341)
	Change in unrealized appreciation (depreciation) on futures contracts	(553,055)

	Total net realized and unrealized loss on investments and futures contracts	(973,419)

Net increase in net assets resulting from operations	$696,650

The accompanying notes are an integral part of these financial statements.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

STATEMENT OF CHANGES IN NET ASSETS

		For the period from January 1, 2021 to June 30, 2021 (Unaudited)	For the fiscal year ended December 31, 2020
Increase (Decrease) in Net Assets:

	Net investment income	$1,670,069	$3,186,387
	Net realized gain on investments	1,326,280	649,270
	Net realized gain (loss) on futures contracts	1,845,697	(1,529,917)
	Change in unrealized appreciation (depreciation) on investments	(3,592,341)	6,760,873
	Change in unrealized appreciation (depreciation) on futures contracts	(553,055)	(113,300)

	Net increase in net assets resulting from operations	696,650	8,953,313

Dividends to Common Shareholders From:
	Net investment income	(1,768,306)	(3,015,342)

Share Transactions:
	Shares sold	9,010,719	12,487,162
	Dividends reinvested	343,637	673,369
	Shares redeemed	(2,367,657)	(10,203,665)

		6,986,699	2,956,866

Net Assets:
	Net increase in net assets applicable to common shareholders	5,915,043	8,894,837
	Net assets at the beginning of the period	86,494,842	77,600,005

	Net assets at the end of the period	$92,409,885	$86,494,842

The accompanying notes are an integral part of these financial statements.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

STATEMENT OF CASH FLOWS

Increase (Decrease) in Cash	For the period from January 1, 2021 to June 30, 2021 (Unaudited)

Cash Provided by Operations:
	Net increase in net assets from operations	$696,650
	Adjusted by:
	Purchases of portfolio securities	(9,001,254)
	Proceeds from sale of portfolio securities	22,578,558
	Call and paydowns of portfolio securities	1,102,638
	Net realized gain on investments	(1,326,280)
	Change in unrealized (appreciation) depreciation on investments	3,592,341
	Change in unrealized (appreciation) depreciation on futures contracts	553,055
	Accretion of discounts on investments	(37,174)
	Amortization of premiums on investments	361,366
	Decrease in interest receivable	122,289
	Increase in prepaid expenses and other assets	(56,376)
	Increase in receivable for operating expenses to be reimbursed	(98,354)
	Decrease in interest and leverage expenses payable	(35,993)
	Increase in directors fee payable	1,926
	Decrease in investment advisory fees payable	(9,172)
	Decrease in administration fees payable	(2,751)
	Increase in distribution and service fee payable	762
	Increase in accrued expenses and other liabilities	6,477

	Total cash provided by operations	18,448,708

Cash Used in Financing Activities:
	Securities sold under repurchase agreements proceeds	153,249,000
	Securities sold under repurchase agreements repayments	(194,908,000)
	Line of credit	19,200,000
	Proceeds from shares sold	9,010,719
	Dividends to common shareholders paid in cash	(1,424,669)
	Payment for redemption of common shares	(2,367,657)
	Decrease in subscriptions receivable	24,129
	Increase in redemptions payable	28,024

	Total cash used in financing activities	(17,188,454)

Cash:
	Net increase in cash and restricted cash for the period	1,260,254
	Cash and restricted cash at the beginning of the period	807,279

	Cash and restricted cash at the end of the period	$2,067,533

Cash Flow Information:	Cash paid for interest and leverage related expenses	$283,218

	Non-cash activities-dividends reinvested by common shareholders	$343,637

The accompanying notes are an integral part of these financial statements.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

1.	Reporting Entity and Significant Accounting Policies

U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (formerly known as U.S. Municipal and Income Fund, Inc. and hereinafter referred to as the “Fund”) is a non-diversified, closed-end management investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Companies Act of 1940, as amended (the “1940 Act”), as of May 14, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended (the “Puerto Rico Investment Companies Act”). The Fund was incorporated on September 27, 2012 and commenced operations on January 18, 2013.

The Fund is divided into a Puerto Rico taxable securities portion and a U.S. portion (consisting primarily of United States municipal securities). UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (“UBSTC”), is the Fund’s Investment Adviser (the “Investment Adviser”) and directly manages the Puerto Rico taxable securities portion. Nuveen Asset Management, LLC is the sub-investment adviser managing the U.S. portion. UBSTC is also the Fund’s Administrator (the “Administrator”) and the Transfer Agent (the “Transfer Agent”).

The Fund’s investment objective is to provide current income, consistent with the preservation of capital.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it must now register its future offerings of securities under the U.S. Securities Act of 1933, as amended, absent any available exception. In connection with the process required for registration of the Fund’s securities, it was required to change its corporate name and implement certain operational changes including, without limitation, a reduction in the types and/or amount of leverage, as well as a prohibition against engaging in principal transactions with affiliates. The Fund also suspended the current offerings of its securities and shares, pending the registration of the securities under the U.S. Securities Act of

1933, as amended, absent an exception.

The Fund is considered an investment company under the accounting principles generally accepted in the United States of America (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standard Board (“FASB”) Accounting Standards Codification 946 (“ASC 946”), Financial Services-Investment Companies.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The accompanying financial statements of the Fund have been prepared on the basis of GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Net Asset Value Per Share

The Net Asset Value (“NAV”) per share of the Fund is determined daily by the Administrator after the close of trading on the New York Stock Exchange (NYSE), or if such day is not a business day in New York City and Puerto Rico, on the next succeeding business day. The net asset value per

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

share is computed by dividing the assets of the Fund less its liabilities, by the number of outstanding shares of the Fund.

Valuation of Investments

All securities are valued by UBSTC on the basis of valuations provided by pricing services or by dealers which were approved by the Funds management and the Board of Directors. In arriving at their valuation, pricing sources may use both a grid matrix of securities values as well as the evaluations of their staff. The valuation, in either case, could be based on information concerning actual market transactions and quotations from dealers or a grid matrix performed by an outside vendor that reviews certain market and security factors to arrive at a bid price for a specific security. Certain Puerto Rico obligations have a limited number of market participants and, thus, might not have a readily ascertainable market value and may have periods of illiquidity. Certain securities of the Fund for which quotations are not readily available from any source, are valued at fair value by or under the direction of the Investment Adviser utilizing quotations and other information concerning similar securities obtained from recognized dealers. The Investment Adviser can override any price that it believes is not consistent with market conditions. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The Investment Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board of Directors. The policies and procedures set forth the mechanisms and processes to be employed on a weekly basis related to the valuation of portfolio securities for the purpose of determining the net asset value of the Fund. The Committee reports to the Board of Directors on a regular basis. At June 30, 2021, no security’s fair value was determined by the Committee.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosures surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three (3) broad levels listed below:

•

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the assets occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•

Level 2 - Significant inputs other than quoted prices that are observable (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.), either directly or indirectly.

•

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These will be developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. Therefore, the estimated fair value may materially differ from the value that could actually be realized on sale.

The inputs and methodology used for valuing securities or level assigned are not necessarily an indication of the risk associated with investing in those securities.

Following is a description of the Fund’s valuation methodologies used for assets and liabilities measured at fair value:

Puerto Rico Taxable Obligations: Price for these securities is obtained from third-party service providers. Third-party service providers use a pricing methodology based on observable market inputs. These securities trade in over-the-counter markets. Quoted prices are based on recent trading activity for similar instruments. This note is classified as Level 2.

Mortgage and Other Asset-Backed Securities: Fair value for these securities is mostly obtained from third-party pricing service providers that use a pricing methodology based on observable market inputs. Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value from similar bonds, the term “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2.

U.S. Municipal Obligations: The fair value of U.S. municipal obligations is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and based on quoted market prices for similar securities. These securities are classified as Level 2.

Futures contracts: Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade and are classified as Level 1.

The following is a summary of the portfolio by inputs used as of June 30, 2021, in valuing the Fund’s investments carried at fair value:

	Investments in Securities and Futures Contracts
	Level 1	Level 2	Level 3	Balance 6/30/2021
Puerto Rico Taxable Obligations	$-	$10,345,786	$-	$10,345,786
Puerto Rico GNMA Taxable	-	$3,370,300	-	$3,370,300
Puerto Rico FNMA Taxable	-	$8,066,253	-	$8,066,253
US Municipals	-	$98,448,463	-	$98,448,463

Subtotal	$-	$120,230,802	$-	$120,230,802

Futures Contracts*	$(322,785)	-	-	$(322,785)

Total	$(322,785)	$120,230,802	$-	$119,908,017

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities in variation margin payable, while the remaining amount is presented as due from broker.

There were no Level 3 securities during the period from January 1, 2021 to June 30, 2021.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

There were no transfers into or out of Level 3 during the period from January 1, 2021 to June 30, 2021.

Taxation

As a registered investment company under the 1940 Act, the Fund will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a withholding tax of 15% if certain requirements are met. Moreover, distributions of capital gains dividends, if any, to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. Tax withholdings are effected at the time of payment of the corresponding dividend. Otherwise, taxable distributions will be subject to regular income tax. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

Income Taxes (“ASC 740”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more likely than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (generally prior four (4) tax years) and has concluded that there are no uncertain tax positions. On an ongoing basis, management will monitor the Fund’s tax position to determine if adjustments to this conclusion are necessary. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expenses in the Statement of Operations. During the period from January 1, 2021 to June 30, 2021, the Fund did not incur any interest or penalties.

Statement of Cash Flows

The Fund issues its shares, invests in securities, and distributes dividends from net investment income and net realized gains which are paid in cash. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and payments is presented in the Statement of Cash Flows.

The following table provides a reconciliation of cash and restricted cash reported within the statement of assets and liabilities that sum to the total of the same such amounts shown in the statement of cash flows:

6/30/2021
Cash	$1,083,498
Cash restricted for future contracts	984,035

Total cash and restricted cash shown in the statement of cash flows	$2,067,533

Accounting practices that do not affect the reporting of activities on a cash basis include carrying investments at fair value and amortizing premiums or discounts on debt obligations. Cash, as presented on the Statement of Assets and Liabilities, does not include short-term investments.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

Dividends and Distributions to Shareholders

The Fund intends to distribute to its shareholders substantially all of its net investment income. However, the Fund may elect to distribute less of its net investment income if, in the judgment of the Investment Adviser, such reduced distribution is in the best economic interests of the Fund’s shareholders. Such distributions, if any, shall be paid by the Fund on no less than a monthly basis. Distributions on shares will be reinvested at the net asset value per share determined on the ex-dividend date.

Futures Contracts

Futures contracts provide for the future exchange of a specified security at a specified future time and at a specified price. Upon entering into a financial futures contract, the Fund is required to pledge to a Futures Commission Merchant (“FCM”), an amount per contract as determined by an exchange of cash, U.S. government securities, or other assets, otherwise known as “initial margin”. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the price of the futures contract. The Fund recognizes an unrealized gain or loss equal to the aggregate daily variation margin until the contract is closed out, at which time the Fund realizes a gain or loss. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time.

Furthermore, because, by definition, futures contracts reflect expectations of projected reference instrument or index price levels, and not necessarily current market levels, circumstances may result in discrepancies between changes in the price of the futures contract and the movement in the reference instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from, among other things, changing assumptions regarding the financing cost of the underlying instrument or index, changing assumptions regarding the implied volatility of the underlying index or instrument, and / or changing assumptions regarding the ease of sourcing the instrument or index for eventual delivery into the futures contract.

The Fund utilizes U.S. treasury futures contracts that are traded at the Chicago Mercantile Exchange (“CME”), a registered futures exchange. By investing in futures contracts, the Investment Adviser seeks to alter the interest rate sensitivity, also known as duration, of the Fund. The relationship between interest rates on the underlying assets of the Fund and on the value of futures contracts may or may not remain constant. As a result, the use of futures may or may not alter the interest rate sensitivity of the Fund as expected by the Investment Advisor, and may result in unexpected gains or losses.

Securities Sold Under Repurchase Agreements

Under these agreements, the Fund sells securities, receives cash in exchange, and agrees to repurchase the securities at a mutually agreed date and price. Ordinarily, those counterparties with which the Fund enters into these agreements require delivery of collateral and are able to sell or repledge the collateral; however, the Fund retains effective control over such collateral through the agreement to repurchase the collateral on or by the maturity of the repurchase agreement. These transactions are treated as financings and recorded as liabilities. Therefore, no gain or loss is recognized on the transaction, and the securities pledged as collateral remain recorded as assets of the Fund. These agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund, may decline below the price of the securities that the Fund is obligated to repurchase, and that the value of the collateral posted by the Fund increases in value and the counterparty does not return it. Because the Fund borrows under repurchase agreements based on the estimated fair value of the pledged assets, the Fund’s ongoing

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

ability to borrow under its repurchase facilities may be limited and its lenders may initiate margin calls in the event of adverse changes in the market. A decrease in market value of the pledged assets may require the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the best interest of the Fund to do so. There were no securities sold under repurchase agreements during the period from January 1, 2021 to June 30, 2021.

Paydowns

Realized gains or losses on mortgage-backed security paydowns are recorded as an adjustment to interest income. During the period from January 1, 2021 to June 30, 2021, the Fund had no realized gains/losses on mortgage-backed securities paydowns. The Fund declares and pays monthly dividends from net investment income. For purposes of compliance with the 90% distribution threshold for the Fund’s tax exemption, gains and losses related to mortgage-backed security paydowns are not included in net investment income. See Note 10 for a reconciliation between taxable and book net investment income

Preferred Shares

Pursuant to the Fund’s Certificate of Incorporation, as amended and supplemented, the Fund’s Board of Directors is authorized to issue up to 12,000,000 preferred shares with a par value of $25, in one or more series. During the period from January 1, 2021 to June 30, 2021, no preferred shares were issued or outstanding.

Other

Security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized using the interest method over the life or the expected life of the respective securities. Premiums are amortized at the earliest call date for any applicable securities. Interest and dividend income is accrued on a daily basis, except when collection is not expected.

2.	Investment Advisory, Administrative, Custodian, Transfer Agency Agreements, and Other Transactions With Affiliates

Advisory Fees:

Pursuant to an investment advisory contract (the “Advisory Agreement”) with UBS Asset Managers of Puerto Rico, a division of UBSTC, the Fund receives investment advisory services in exchange for a fee. The investment advisory fee will not exceed 0.75% of the Fund’s average daily gross assets. For the period from January 1, 2021 to June 30, 2021, investment advisory fees amounted to $493,526, equivalent to 0.37% of the Fund’s average daily gross assets. The Investment Advisor voluntarily waived investment advisory fees in the amount of $165,040, for a net fee of $328,486, which represents an effective rate of 0.25%. The investment advisory fees payable amounted to $50,402 as of June 30, 2021.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

Sub-Advisory Fees:

The Advisory Agreement authorizes the Investment Adviser to retain one or more sub-advisers for the management of the Fund and the Investment Adviser entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management (the “sub-adviser”) on behalf of the Fund. Pursuant to the Sub-Advisory Agreement, and under the supervision of the Investment Adviser and the Board of Directors, the sub-adviser will be responsible for the day to day investment management of up to 80% of the Fund’s assets, which it will invest primarily in U.S. municipal securities. The Investment Adviser will pay the sub-adviser an annual fee not to exceed 0.25% of the average daily gross assets.

Administration, Custodian and Transfer Agent Fees:

UBSTC also provides administrative, custody, and transfer agency services pursuant to Administration, Custodian, and Transfer Agency, Registrar, and Shareholder Servicing Agreements. UBSTC has engaged JP Morgan to act as the custodian for the Fund. The Transfer Agent has engaged Bank of New York Mellon Investment Servicing to act as recordkeeping and shareholder servicing agent for the Fund. The compensation paid by the Fund to the Transfer Agent under the Transfer Agent Agreement is equal to the compensation that the Transfer Agent is required to pay to Bank of New York Mellon Investment Servicing, from time to time, for services to the Fund. UBSTC provides facilities and personnel to the Fund for the performance of its administration duties. For the period from January 1, 2021 to June 30, 2021, the gross fee for administration services amounted to $98,546, which is equivalent to 0.07% of the Fund’s average daily gross assets. The administrative, custody, and transfer agent fees payable amounted to $15,121 as of June 30, 2021.

Expense Limitation and Reimbursement Agreement:

UBSTC and the Fund have entered into an agreement whereby UBSTC agrees to assume the operating expenses of the Fund relating to services rendered to the Fund in the ordinary course of business, including but not limited to shareholder services, legal, regulatory and accounting fees, printing costs, and registration fees (collectively, the “Other Expenses”) in order to maintain the Fund’s total annual fund operating expenses (“Total Expenses”) at a level which is no greater than 1.00% of the Fund’s daily gross assets, subject to future reimbursement by the Fund.

The Fund agrees to reimburse UBSTC for the Other Expenses of the Fund that are paid by UBSTC pursuant to the agreement at such time as the Total Expenses for the Fund fall below the amounts set forth above for the annual period; provided that such reimbursement does not cause the Fund’s Total Expenses to exceed 1.00% of the Fund’s daily gross assets and the reimbursement is made within three years after UBSTC paid the expense. The Expense Limitation and Reimbursement Agreement is effective through March 31, 2022 and may be continued at the discretion of UBSTC. The excess expenses potentially reimbursable to UBSTC at June 30, 2021 amounted to $98,354 and such reimbursement period expires at December 31, 2024.

Distribution and Service Fees:

UBS Financial Services Incorporated of Puerto Rico (“UBSFSPR”) serves as distributor (“Distributor”) of the shares of common stock of the Fund. Pursuant to a Distribution Plan, the Fund is authorized to pay the Distributor as compensation for its services a monthly distribution and service fee at an annual rate of 0.25% of the daily net assets of the Fund, which excludes the proceeds of leverage. For the period from January 1, 2021 to June 30, 2021, the distribution and service fees amounted to $109,226. The distribution and service fees payable amounted to $18,824 as of June 30, 2021.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

Other Transactions with Affiliates:

Prior to May 14, 2021, the Fund was not registered under the 1940 Act, and therefore, was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund and UBSFSPR, or its affiliates (“Affiliated Transactions”). In that regard, the Board of Directors of the Fund had adopted a set of Procedures for Affiliated Transactions (“Procedures”) in an effort to address potential conflicts of interest that could arise prior to registration under the 1940 Act. See Note 1 for further information on recent events.

Certain Fund officers and directors are also officers and directors of UBSTC. The four (4) independent directors of the Fund’s Board of Directors through April 30, 2021, and six (6) as of May 2021 are paid based upon an agreed fee of $1,000 per board meeting, plus expenses, and $500 per Audit Committee meeting, plus expenses. For the period from January 1, 2021 to June 30, 2021, the independent directors of the Fund were paid an aggregate compensation and expenses of $14,017.

Fund affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

The total amount (in thousands) of other affiliated and unaffiliated purchases and sales of investment securities, originations of securities sold under repurchase agreements and short-term notes, listed by counterparty, during the year were as follows:

	Purchases	%	Sales	%	Securities Sold Under Repurchase Agreements	%

UBS Puerto Rico	$-	-	$-	-	$62,469	41%
Unaffiliated	8,651	100%	22,579	100%	90,780	59%

	$8,651	100%	$22,579	100%	$153,249	100%

These affiliated transactions were executed prior to registration under the 1940 Act.

Interest expense from securities sold under repurchase agreements with UBSFSPR during the period from January 1, 2021 to June 30, 2021 amounted to $21,669.

3.	Capital Share Transactions

The Fund is authorized to issue up to 88,000,000 common shares, par value $0.01 per share.

Capital share transactions for the period from January 1, 2021 to June 30, 2021 and for the fiscal year ended December 31, 2020 were as follows:

Common Shares	2021	2020
Shares sold	$9,010,719	$12,487,162
Reinvestment of dividends	343,637	673,369
Shares redeemed	(2,367,657)	(10,203,665)

	$6,986,699	$2,956,866

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

Transactions in common shares during the period from January 1, 2021 to June 30, 2021 and for the fiscal year ended December 31, 2020 were as follows:

Common shares	2021	2020
Beginning common shares	7,088,071	6,834,912
Shares sold	756,492	1,085,602
Reinvestment of dividends	29,047	58,154
Shares redeemed	(197,840)	(890,597)

Ending common shares	7,675,770	7,088,071

4.	Investment Transactions

The cost of securities purchased and proceeds from sales and calls of portfolio securities (in thousands), excluding short-term investments, for the period from January 1, 2021 to June 30, 2021, were as follows:

	Purchases	Sales	Calls and Paydowns

Puerto Rico Obligations	$-	$2,587	$909
US Obligations	8,651	19,992	194

	$8,651	$22,579	$1,103

5.	Futures Contracts

The Fund engaged in the following transactions during the period from January 1, 2021 to June 30, 2021 related to futures contracts:

	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability

Balance at beginning of the year	64	$13,874,274	$230,270	$-	$22,000
Purchases	111	20,857,546
Sales	(131)	(26,601,105)

Balance at end of the period*	44	$8,130,715	$(322,785)	$-	$19,250

*	As of June 30, 2021 the Fund had 44 Ultra Long Term U.S. Treasury Bond futures contracts that expire on September 21, 2021.

The daily average underlying notional amount of futures contracts during the period from January 1, 2021 to June 30, 2021 amounted to $11,756,928.

At June 30, 2021, cash amounting to $984,035 was pledged as collateral for futures contracts.

The following tables present the effect of futures contracts on the Statement of Operations for the period from January 1, 2021 to June 30, 2021:

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

Amount of realized gain (loss) on futures contracts recognized in income:
Derivative Contract	Realized Gain
Futures contract	$1,845,697
Amount of change in unrealized appreciation (depreciation) on futures contracts recognized in income:
Derivative Contract	Unrealized Appreciation (Depreciation)
Futures contract	$(553,055)

6.	Securities Sold Under Repurchase Agreements

There were no securities sold under repurchase agreements outstanding for the period from January 1, 2021 to June 30, 2021, however, related information is as follows:

Maximum aggregate balance outstanding at any time of the period	$41,659,000

Average balance outstanding during the period	$26,293,519

Average interest rate during the period	1.29%

There was no interest payable on short-term notes at June 30, 2021.

7.	Line of Credit

Effective on August 5, 2015, the Fund granted Societe Generale, a French multinational banking and financial services company with headquarters in Paris, a security interest pursuant to the Credit Agreement between the Fund and Societe Generale. The Fund agrees to provide and at all times maintain adequate margin in the account pursuant to the terms and conditions of the Credit Agreement. Upon notice from Societe Generale that the value of the pledged assets is less than the margin required by Societe Generale under the Credit Agreement, the Fund shall deposit in the account additional property acceptable to Societe Generale with a value sufficient to remedy such deficiency. For the period from January 1 2021 to June 30, 2021, the Fund had a line of credit amounting to $35,000,000. The related debt outstanding at June 30, 2021 was $30,700,000. The amount of unused line of credit, subject to the Credit Agreement, at June 30, 2021 was $4,300,000 and related information is as follows:

Weighted average interest rate at end of the period	0.85%

Maximum aggregate balance outstanding at any time of the period	$30,700,000

Average balance outstanding during the period	$17,470,718

Average interest rate during the period	0.88%

During the period from January 1, 2021 to June 30, 2021, interest rates on the line of credit ranged from 0.84% to 0.95%.

At June 30, 2021, investment securities amounting to $60,377,505 were pledged as collateral for the line of credit. Interest payable on the line of credit with Societe Generale amounted to $723 at June 30, 2021.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

8.	Concentration of Credit Risk

Concentration of credit risk that arises from financial instruments exists for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

The major concentration of credit risk arises from the Fund’s investment securities in relation to the location of the issuers of such investment securities. For calculating concentration, all securities guaranteed by the U.S. Government or any of its subdivisions are excluded. At June 30, 2021, the Fund had investments with an aggregate fair value of approximately $10,345,786, which were issued by corporate entities located in the Commonwealth of Puerto Rico and are not guaranteed by the Puerto Rico Government, the U.S. Government or any of its subdivisions. Also, at June 30, 2021, the Fund had investments with an aggregate fair value amounting to $98,448,463, which were issued by various municipalities located in the United States and not guaranteed by the U.S. Government.

9.	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed by statute or by regulation, while others are imposed by procedures established by the Board of Directors. The most significant requirements and limitations are discussed below.

As previously discussed, the Fund must invest at least 20% of its total assets in taxable securities issued by Puerto Rico issuers. Up to 80% of its total assets will be invested primarily in United States municipal securities.

As its fundamental policy, the Fund may not (i) issue senior securities, as defined in the Investment Company Act, except to the extent permitted under the Investment Company Act and except as otherwise described in the prospectus, or (ii) borrow money from banks or other entities, in excess of

33 1/3% of its total assets (including the amount of borrowings and debt securities issued); except that, the Fund may borrow from banks or other financial institutions for temporary or emergency purposes (including, among others, financing repurchases of the Notes and tender offers), in an amount of up to an additional 5% of its total assets.

As its investment policy, under normal conditions at least 95% of the Fund’s total assets will be invested in securities which, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization, or which are determined by the Fund’s Investment Adviser or sub-investment adviser to be of comparable credit quality.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

10.	Tax Basis of Distributions and Components of Distributable Earnings (Accumulated Losses)

During the year, there were no reclassification of gains and losses related to mortgage-backed security paydowns or reclassifications of swap periodic collections, therefore, the net investment income for tax purposes equals the net investment income per book.

The Fund’s policy is to distribute substantially all net investment income. In order to maintain a stable level of dividends, however, the Fund may at times pay more or less than the net investment income earned in a particular year.

For the period from January 1, 2021 to June 30, 2021, the Fund had distributed from ordinary income $1,768,306 for tax purposes. The undistributed net investment income at June 30, 2021, was as follows:

Undistributed net investment income for tax purposes at the beginning of the period	$3,015,687
Net investment income for tax purposes	1,670,069
Dividends paid to common shareholders	(1,768,306)

Undistributed net investment income for tax purposes at the end of the period	$2,917,450

The undistributed net investment income and components of total distributable earnings (accumulated losses) on a tax basis at June 30, 2021 were as follows:

Undistributed net investment income for tax purposes at the end of the period	$2,917,450
Accumulated net realized gain from investment	905,441
Unrealized net appreciation from investment	12,032,541

Total Distributable Earnings	$15,855,432

11.	Risks and Uncertainties

The Fund is exposed to various types of risks, such as investment and market risk, municipal securities market risk, Build America Bonds risk, geographic concentration, interest rate, and credit risks, among others.

Puerto Rico Risk. The Fund is exposed to certain risks resulting from the reduced geographic diversification of its portfolio. The Fund’s assets are invested primarily in securities of Puerto Rico issuers. Consequently, the Fund in general is more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than an investment company that is not so concentrated in Puerto Rico issuers. In addition, securities issued by the Government of the Commonwealth of Puerto Rico or its instrumentalities are affected by the central government’s finances. That includes, but is not limited to, general obligations of Puerto Rico and revenue bonds, special tax bonds, or agency bonds. Over the past few years, many Puerto Rico government bonds as well as the securities issued by several Puerto Rico financial institutions have been downgraded as a result of several factors, including without limitation, the downturn experienced by the Puerto Rico economy and the strained financial condition of the Puerto Rico government. Currently, the

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

Puerto Rico bond market is experiencing a period of volatility, with Puerto Rico bonds trading at historically lower prices and higher yields.

Non-Diversification Risk. A relatively high percentage of the Fund’s assets may be invested in obligations of a limited number of Puerto Rico or other issuers. Consequently, the Fund’s net asset value and its yield may increase or decrease more than that of a more diversified investment company as a result of changes in the market’s assessment of the financial condition and prospects of such Puerto Rico issuers. The Fund may also be more susceptible to any single economic, political, or regulatory occurrence in Puerto Rico than a more widely diversified investment company.

Interest Rate Risk. Interest rate risk is the risk that interest rates will rise, so that the value of the securities issued by the Fund or the Fund’s investments will fall. Current low long-term rates present the risk that interest rates may rise and that as a result, the Fund’s investments will decline in value. Also, the Fund’s yield will tend to lag behind changes in prevailing short-term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk. The Fund is subject to extension risk. Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk. Prepayment risk applies also to the securities issued by the Fund, to the extent they are redeemable by the Fund. The Fund is subject to prepayment risk. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities. Finally, the Fund’s use of leverage by the issuance of preferred stock, debt securities, and other instruments may increase the risks described above.

Credit Risk. Credit risk is the risk that debt securities or preferred stock will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial condition. The securities issued by the Fund and the Fund’s investments are both subject to credit risk. The risk is greater in the case of securities that are rated below investment grade or rated in the lowest investment grade category.

Risks of Repurchase and Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements, which are transactions in which the Fund sells a security to a counterparty and agrees to buy it back at a specified time and price in a specified currency. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver the securities when the Fund seeks to repurchase them and may be unable to replace the securities or only at a higher cost. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may be severely restricted during that extension period. The Fund may also engage in repurchase agreements, which are transactions in which the Fund purchases a security from a counterparty and agrees to sell it back at a specified time and price in a specified currency. If a repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the counterparty for breach of contract with respect to any losses resulting from those market fluctuations.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

Mortgage-Backed Securities Risk. Mortgage-backed securities have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions and homeowner mobility. Generally, prepayments will increase during periods of declining interest rates and decrease during periods of rising interest rates. The decrease in the rate of prepayments during periods of rising interest rates results in the extension of the duration of mortgage-backed securities, which makes them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk). Since a substantial portion of the assets of the Fund may be invested in mortgage-backed securities, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case. In addition, mortgage-backed or other securities issued or guaranteed by FNMA, FHLMC or a Federal Home Loan Bank are supported only by the credit of these entities and are not supported by the full faith and credit of the U.S.

Illiquid Securities. Illiquid securities are securities that cannot be sold within a reasonable period of time, not to exceed seven days, in the ordinary course of business at approximately the amount at which the Fund has valued the securities. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. Certain of the securities in which the Fund intends to invest, such as shares of preferred stock, may be substantially less liquid than other types of securities in which the Fund may invest. Illiquid securities may trade at a discount from comparable, more liquid investments.

There are no limitations on the Fund’s investment in illiquid securities. The Fund may also continue to hold, without limitation, securities or other assets that become illiquid after the Fund invests in them. To the extent the Fund owns illiquid securities or other illiquid assets, the Fund may not be able to sell them easily, particularly at a time when it is advisable to do so to avoid losses.

Valuation Risk. There may be few or no dealers making a market in certain securities owned by the Fund, particularly with respect to securities of Puerto Rico issuers including, but not limited to, investment companies. Dealers making a market in those securities may not be willing to provide quotations on a regular basis to the Investment Adviser. It may therefore be particularly difficult to value those securities. When market quotations for securities held by the Fund are not readily available from any such independent dealers, the Administrator is responsible for obtaining quotations for such securities from various sources, including the Dealers. As a result, the interests of the Dealers may conflict with those of the Fund as to the price and other terms of transactions among them.

Special Risks of Hedging Strategies. The Fund may use a variety of derivatives instruments including securities options, financials futures contracts, options on futures contracts and other interest rate protection transactions such as swap agreements, to attempt to hedge its portfolio of assets and enhance its return. In particular, the Fund generally uses derivative instruments to hedge against variations in the borrowing cost of the Fund’s leverage program. Successful use of most derivatives instruments depends upon the Investment Adviser’s ability to predict movements of the

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

overall securities and interest rate markets. There is no assurance that any particular hedging strategy adopted will succeed or that the Fund will employ such strategy with respect to all or any portion of its portfolio. Some of the derivative strategies that the Fund may use to enhance its return are riskier than its hedging transactions and have speculative characteristics. Such strategies do not attempt to limit the Fund’s risk of loss.

SEC Rule 18f-4. The SEC has adopted a new rule to regulate the use of derivatives by registered investment companies. The rule limits the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives. From its compliance date going forward, the rule also will limit the Fund’s ability to utilize reverse repurchase agreements. The compliance period for Rule 18f-4 commences August 19, 2022.

Coronavirus and Public Health Emergencies. As of the date of this report, there is an outbreak of a novel and highly contagious form of coronavirus (or COVID-19), which the World Health Organization has declared to constitute a “Public Health Emergency of International Concern.” The outbreak of COVID-19 has resulted in and may continue to result in numerous illnesses and deaths. It has also adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. Adverse conditions may worsen over time. The global impact of the outbreak is rapidly evolving, and many countries, states, provinces, districts, departments and municipalities have reacted by instituting quarantines, curfews, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues, including certain infrastructure structures and facilities.

Businesses are also implementing similar precautionary measures. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism and entertainment, among other industries.

As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. In addition, efforts to successfully develop and make available treatments, vaccines, or other therapeutics may be prolonged, and some or all of these efforts may never succeed.

The extent of the impact of the COVID-19 pandemic, or any public health emergency on the operational and financial performance of the Fund will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, including with respect to Puerto Rico for which the travel industry is particularly important to the local economy, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. The effects of such a public health emergency may materially and adversely impact the value and performance of the Fund’s investments as well as the ability of the Fund to source, manage and divest investments and achieve its investment objectives, all of which could result in significant losses to the Fund. In addition, the operations of each of the Fund, its investments and the Investment Adviser may be significantly impacted, or even halted, either temporarily or on a long-term basis, as a result of government quarantine and curfew measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of the Fund’s or the Investment Adviser’s personnel.

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the six month period from January 1, 2021 to June 30, 2021 (Unaudited)

12.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses for indemnification and expects the risk of loss to be remote.

13.	Subsequent Events

Events and transactions from July 1, 2021 through August 30, 2021 (the date the semi-annuals were available to be distributed) have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or additional disclosure in the Fund’s financial statements through this date, except as disclosed below.

Dividends:

On August 2, 2021, the Board of Directors, acting through the Dividend Committee, declared an ordinary net investment income dividend of $0.03835 per common share, totaling $280,730 and payable on August 10, 2021, to common shareholders of record as of July 30, 2021.

(This Page Intentionally Left Blank)

OTHER INFORMATION (Unaudited)

Change in Independent Auditors

On February 18, 2021, PricewaterhouseCoopers LLP (“PwC”) declined to stand for re-election as the independent auditors for the Fund.

PwC’s audit reports on the Fund’s financial statements for the two years ended December 31, 2020 and December 31, 2019 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the two years ended December 31, 2020 and December 31, 2019 and the subsequent interim period through February 18, 2021 (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

In view of PwC’s declination to stand for re-election as the independent auditors for the Fund, the Audit Committee completed a competitive process to review the appointment of the Fund’s independent registered public accounting firm for the 2021-2022 fiscal year. As a result of this process and following careful deliberation, on or about August 11, 2021, the Fund engaged Ernst & Young LLP (“E&Y”) as its independent registered public accounting firm for the Fund’s fiscal year ended December 31, 2021. The decision to select E&Y was recommended by the Funds’ Audit Committee and was approved by the Fund’s Board of Directors on May 11, 2021.

During the two years ended December 31, 2020 and December 31, 2019 and during the subsequent interim period through August 11, 2021, neither the Fund, nor any party on the Fund’s behalf, consulted with E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, and no written report or oral advice was provided to the Fund that E&Y concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Fund or the Fund’s Board of Directors with the performance of the Fund’s prior independent auditors PwC for the fiscal years ended December 31, 2020 and December 31, 2019.

E&Y, with offices located at One Manhattan West, New York, NY 10001, has been selected by the Fund’s Audit Committee, which selection has been ratified by a vote of the Board of Directors, including a majority of the Independent Directors, to serve as the Fund’s independent auditors for the fiscal year ending December 31, 2021. E&Y has advised the Fund that it is independent with respect to the Fund, in accordance with the applicable requirements of the SEC.

1

Disclosure of Fund Expenses

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the sixth-month period (January 1, 2021 to June 30, 2021).

The table below illustrates your Fund’s costs in two ways.

•

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

•

Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expense Ratio Six Month	Expenses Paid During the Period*

Actual Fund Return	$1,000.00	$1,006.90	1.32%	$6.64
Hypothetical 5% Return	1,000.00	1,018.45	1.32%	6.61

* Expenses are equal to the Fund’s six months expense ratio multipled by the average account value over the period, multiply by 183/365 (to reflect the one-half year period).

2

Shareholder Meeting

The Annual Meeting of Shareholders was held on April 29, 2021 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting are as follows:

1.

Election of Directors. The stockholders of the Fund elected Carlos V. Ubiñas to the Board of Directors to serve for a term expiring on the date of which the annual meeting of stockholders is held in 2024 or until their successors are elected and qualified.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Carlos V. Ubiñas	148,160	-

2.	Independent Auditors. The stockholders of the Fund ratified the selection of PricewaterhouseCoopers as the independent auditors of the Fund for the fiscal year ending 2021.

For	Against	Abstain
7,325,092	-	-

3

Statement Regarding Availability of Quarterly Portfolio Schedule

Until the registration under the Securities Act of 1933 becomes effective, the Fund is not required to submit Form NPORT. After registration becomes effective, the Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-250-3600.

4

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available upon request by calling 787-250-3600 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

5

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 6-month period ended June 30 is available upon request by calling 787-250-3600 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

6

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board of Directors (the “Board”) of the Fund met on May 11, 2021 (the “Meeting”) to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and UBS Asset Managers of Puerto Rico, the Fund’s investment adviser (“UBS AMPR” or the “Adviser”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of UBSAMPR, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objective. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Adviser with respect to such matters.

The independent members of the Board (the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to the investment advisory was based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement. In evaluating the investment advisory agreement, including the specific fee structures, and other terms of such agreement, the Board were informed by multiple years of analysis and discussion amongst themselves and the Adviser. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund was fair and reasonable and that the Adviser’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, in relevant part, the nature, extent and quality of the Adviser’s services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Adviser provides to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Adviser provides portfolio management services for the Fund. In addition to portfolio management, the Board considered the wide range of administrative or non-advisory services the Adviser provides to manage and operate the Fund (in addition to those provided by other third-parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); board support and administration (such as overseeing the organization of the Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions), shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually; overseeing the preparation of the

7

Fund’s registration statements and regulatory filings; overseeing the valuation of portfolio securities and daily pricing; helping to ensure the Fund complies with its portfolio limitations and restrictions; voting proxies on behalf of the Fund; monitoring the liquidity of the portfolios; providing compliance training for personnel; and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

In addition to the services provided by the Adviser, the Independent Directors also considered the risks borne by the Adviser in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Peformance of the Fund. In evaluating the quality of the services provided by the Adviser, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data for the one-, three-, five-, and ten-year periods ended December 31, 2020 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds (the “Broadridge Expense Group”). The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Adviser’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (e.g., the expertise of the Adviser with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Adviser (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers proposed by the Adviser to keep expenses to certain levels and reviewed the amounts the Adviser had waived or reimbursed over the last fiscal years; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered a Fund’s net management fee and net total expense ratio in light of its performance history.

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Adviser’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Adviser for the year ended December 31, 2020. The Independent Directors also considered the overall financial condition of the Adviser and the Adviser’s representations regarding the stability of the

8

firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Adviser derived from its relationship with the Fund for the fiscal year ended June 30, 2020 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Adviser’s revenues, expenses and net income (pre-tax and after-tax) and the net profit margins (pre-tax and after-tax). The Independent Directors also reviewed the level of profitability realized by the Adviser including and excluding distribution expenses incurred by the Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a Fund-by-Fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Adviser. In addition, the Adviser noted that since the Fund is a closed-end fund, and based upon the Fund’s current operating policies, the ability to raise additional assets is limited, and that the Fund’s asset level had decreased from distributions resulting from the transition to the Fund’s new investment program and from share repurchases. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Adviser may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Adviser may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when accessing the level of advisory fees paid to the Adviser and concluded that the indirect benefits received were reasonable.

9

Statement Regarding Liquidity Risk Management Program

The SEC has adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interest in the Fund.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account as relevant to the Fund’s liquidity risk: 1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; and 2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid”, “Moderately Liquid”, “Less Liquid”, and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board of Directors (“BOD”) and the SEC (on a non-public basis) as required by the Program and Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and consequently the Program, also require reporting to the BOD and the SEC (on a non- public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on August 19, 2021, the Committee presented a report to the BOD that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from May 28, 2021, through June 30, 2021, and stated the following:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end Fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investor’s interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

10

INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley, Austin, Brown & Wood, LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper (Puerto Rico) LLC

Ochoa Building, Suite 401

500 Calle de la Tanca

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Vicente J. León

Director

Luis M.Pellot-González

Director

Clotilde Pérez

Director

José J. Villamil

Director

Leslie Highley, Jr.

Senior Vice President

William Rivera

First Vice President and Treasurer

Javier Rodríguez

Assistant Vice President and Assistant Treasurer

Heydi Cuadrado

Assistant Vice President

Cary Alsina

Assistant Vice President

Gustavo Romanach

Assistant Vice President

Liana Loyola, Esq.

Secretary

Remember that:

•	Mutual Fund’s units are not bank deposits or FDIC insured.
•	Mutual Fund’s units are not obligations of or guaranteed by UBS Financial Services Incorporated of Puerto Rico or any of its affiliates.
•	Mutual Fund’s units are subject to investment risks, including possible loss of the principal amount invested.

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

(a)       Not applicable.

(b)       Not applicable.

Item 6. Investments.

(a)       Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to U.S. Monthly Income Fund for Puerto Rico Residents, Inc.’s (the “Fund”) Board of Directors during the period covered by this Form N-CSR filing.

Item 11.   Controls and Procedures.

(a)        The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act).

(b)        There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a) (1)	Not applicable.

(a) (2)	The certifications required by Rule 30a-2(a) under the 1940 Act is filed herewith.

(a) (3)	Not applicable.

(a)(4) (i)	Change in registrant’s independent registered public accounting firm
(ii)	Letter from PricewaterhouseCoopers LLP

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:   September 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:   September 9, 2021

By:	/s/ William Rivera
William Rivera
First Vice President and Treasurer

Date:   September 9, 2021